Restructuring - Additional Information (Detail) ft² in Millions, $ in Millions	12 Months Ended
	Feb. 29, 2016 USD ($)	Feb. 28, 2015 USD ($) ft²	Mar. 01, 2014 USD ($)
Restructuring Cost and Reserve
Abandonment and impairment of long lived assets	$ 136	$ 34	$ 2,748
Asset Impairment Charges	$ 0	$ 12
Square Feet Leased Back Through Sale-Leaseback and Asset Sales | ft²		3
Proceeds from Sale of Buildings		$ 278
Gain (Loss) on Sale or Disposal, Pretax		(66)
Significant Acquisitions and Disposals, Gain (Loss) on Sale or Disposal, Pretax		$ (137)
Minimum
Restructuring Cost and Reserve
Sale Leaseback Transaction, Lease Terms	1 month
Maximum
Restructuring Cost and Reserve
Sale Leaseback Transaction, Lease Terms	7 years